Fair Value Measurements (Details) - Schedule of value assets measured on recurring basis	Dec. 31, 2020 USD ($)
Level 1 [Member]
Fair Value Measurements (Details) - Schedule of value assets measured on recurring basis [Line Items]
Cash and marketable securities held in trust account	$ 250,052,906